INCOME TAXES (Summary of Tax Carryforwards) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Internal Revenue Service (IRS) [Member]
Income Tax Contingency [Line Items]
Operating Loss Carryforwards	$ 507
Tax Credits	24
Investment Tax Credits	31
State Tax Jurisdiction [Member]
Income Tax Contingency [Line Items]
Operating Loss Carryforwards	237
Tax Credits	$ 8